Accumulated Other Comprehensive Loss	3 Months Ended
Jun. 30, 2024
Revelyst Business
Entity Information [Line Items]
Accumulated Other Comprehensive Loss	Accumulated Other Comprehensive Loss
The components of AOCL, net of income taxes, are as follows:

	June 30, 2024	March 31, 2024
Derivatives	$335	$18
Cumulative translation adjustment	(5,881)	(5,632)
Total AOCL	$(5,546)	$(5,614)
The following tables detail the amounts reclassified from AOCL to earnings as well as the changes in derivatives and foreign currency translation, net of income tax:

	Three months ended
	June 30, 2024			June 25, 2023
	Derivatives	Cumulative translation adjustment	Total	Derivatives	Cumulative translation adjustment	Total
Beginning balance in AOCL	$18	$(5,632)	$(5,614)	$(2,416)	$(5,744)	$(8,160)
Change in fair value of derivatives	330	—	330	(161)	—	(161)
Income tax impact on derivative instruments	—	—	—	(222)	—	(222)
Net (gain) loss reclassified from AOCL	(13)	—	(13)	1,079	—	1,079
Net change in cumulative translation adjustment	—	(249)	(249)	—	664	664
Ending balance in AOCL	$335	$(5,881)	$(5,546)	$(1,720)	$(5,080)	$(6,800)